Fair Value Measurements (Details 4) - Derivative liability		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2018 USD_per_share	Jun. 30, 2018 USD_per_share	Sep. 30, 2018 USD_per_share	Dec. 31, 2018 USD_per_share
Fair Value Disclosures [Line Items]
Remaining Term (years)	1 year	9 months 11 days	6 months 11 days	3 months 11 days
Conversion Price
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	1.26	0.55	0.31	0.31
Closing Market Price
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	0.85	0.57	0.39	0.52
Risk-free Rate
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	2.08	2.23	2.36	2.45
Dividend Yield
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	0	0	0	0
Market Price Volatility
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	110	130	125	90
Debt Yield
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	60	60	60	60
Soft Call Threshold
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	2.52	2.52	2.52	2.52
First Redemption Period
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	20	20	20	20
Second Redemption Period
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	25	25	25	25
Warrant
Fair Value Disclosures [Line Items]
Remaining Term (years)	5 years	4 years 9 months 11 days	4 years 6 months 11 days	4 years 3 months 11 days
Warrant | Exercise Price
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	1.12	0.55	0.32	0.32
Warrant | Strike Floor
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	0.97	0.19	0.19
Warrant | Closing Market Price
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	0.85	0.57	0.39	0.52
Warrant | Risk-free Rate
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	2.60	2.72	2.93	2.49
Warrant | Dividend Yield
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	0	0	0	0
Warrant | Market Price Volatility
Fair Value Disclosures [Line Items]
Derivative Liability, Measurement Input	120	115	115	120